Earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings per share [Abstract]
Earnings Per Share Basic and Diluted
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Loss after income tax	(171,871)	(419,770)	(60,390)

	Number	Number	Number

Weighted average number of shares used in calculating basic earnings per share	54,775,571	40,941,074	20,629,327
Weighted average number of shares used in calculating diluted earnings per share	54,775,571	40,941,074	20,629,327

	Cents	Cents	Cents

Basic earnings per share	(313.77)	(1,025.30)	(292.74)

Diluted earnings per share	(313.77)	(1,025.30)	(292.74)